Securities (Detail Textuals) $ in Thousands	Dec. 31, 2018 USD ($) Loans	Dec. 31, 2017 USD ($)
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Aggregate unrealized loss position of the securities | $	$ 4,225	$ 3,076
Maximum
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Aggregate unrealized loss position of the securities | $	$ 500
U.S. Government and agency obligations
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Number of securities in unrealized loss position in for greater than twelve months	8
Mortgage-backed securities - residential
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Number of securities in unrealized loss position in for less than twelve months	1
Number of securities in unrealized loss position in for greater than twelve months	5
Aggregate unrealized loss position of the securities | $	$ 500
State and municipal securities
Schedule Of Available For Sale and Held To Maturity Securities [Line Items]
Number of securities in unrealized loss position in for less than twelve months	3
Number of securities in unrealized loss position in for greater than twelve months	15
Aggregate unrealized loss position of the securities | $	$ 4,060	$ 2,905